UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	July 1, 2026 to July 31, 2026

Commission File Number of issuing entity:	333-257355-01, 333-280854-01
Central Index Key Number of issuing entity:	0001724789

Synchrony Card Issuance Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-257355, 333-280854
Central Index Key Number of depositor:	0001724786

Synchrony Card Funding, LLC
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

82-3295851 (Synchrony Card Funding, LLC) 32-649512 (Synchrony Card Issuance Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Bank
777 Long Ridge Rd
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
SynchronySeries Class A Notes	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such requirements for the past 90 days. Yes: ☒ No: ☐

PART I - Distribution Information.

Item 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibit 99.1.

Trust Performance

	July 2026	June 2026	May 2026	3-Month Avg
Gross Trust Yield	28.33%	28.12%	29.16%	28.54%
Gross Charge-Off Rate	5.34%	5.27%	5.41%	5.34%
Net Charge Off Rate	4.11%	4.09%	4.17%	4.13%
SynchronySeries Excess Spread Percentage	16.57%	15.86%	17.49%	16.64%
Payment Rate	25.29%	25.06%	25.28%	25.21%

Delinquency Data
1-29 Days Delinquent	1.69%	1.72%	1.58%	1.66%
30-59 Days Delinquent	0.76%	0.72%	0.71%	0.73%
60-89 Days Delinquent	0.58%	0.56%	0.54%	0.56%
90-119 Days Delinquent	0.51%	0.49%	0.55%	0.52%
120-149 Days Delinquent	0.44%	0.49%	0.47%	0.46%
150-179 Days Delinquent	0.44%	0.42%	0.42%	0.43%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$11.0	$11.0	$10.9	$11.0

Charge-offs are executed on charge-off cycle dates which occur on various days during each distribution period. The number of different charge-off cycle dates in each distribution period varies based on such factors as the calendar and the timing of billing cycles. As a result, the amount of charged-off receivables can vary between distribution periods with no corresponding change in the performance of the trust portfolio. The following table sets forth the number of different charge-off cycle dates for each distribution period ending in the months indicated. Each distribution period begins on the first calendar day and ends on the last calendar day of the calendar month indicated below.

	2025	2026
January	28	25
February	28	28
March	28	30
April	29	28
May	25	28
June	30	28
July	28	28
August	28	28
September	28	29
October	28	25
November	28	30
December	29	28

No assets securitized by Synchrony Card Funding, LLC (the “Securitizer”) and held by Synchrony Card Issuance Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period July 1, 2026 through July 31, 2026. The most recent Form ABS-15G filed by the Securitizer was filed on February 4, 2026. The CIK number of the Securitizer is 0001724786.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II - Other Information

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Synchrony Bank confirms its continued compliance with its obligations described in clauses (a), (b) and (c) of Section 3 of each Risk Retention Agreement, among Synchrony Card Issuance Trust, the Securitizer and Synchrony Bank, related to the outstanding SynchronySeries Notes.

ITEM 10 – Exhibits

(a)	The exhibits listed below are filed as a part of this report.

Exhibit No.	Document Description

99.1	SynchronySeries Monthly Statement

(b)	See (a) above for the exhibits filed in response to Item 601 of Regulations S-K.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Synchrony Card Funding, LLC, as depositor

Dated: August 17, 2026	By:	/s/ Chris Coffey
	Name:	Chris Coffey
	Title:	Vice President